Financial Instruments (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	6	4
Liability Derivatives	6	8
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives	26	16	2
Amount of gain (loss) recognized in other comprehensive loss on derivatives	(7)	2	7
Information on the effective and ineffective portions, before tax, of the company's net investment hedge
Effective portion recognized in other comprehensive loss	(59)	142	247
Crude oil swaps | Derivatives designed as hedging instruments | Fuel expense
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income			4
Amount of gain (loss) recognized in other comprehensive loss on derivatives			(3)
Diesel future contract | Derivatives designed as hedging instruments | Fuel expense
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	8	3	(5)
Amount of gain (loss) recognized in other comprehensive loss on derivatives	(7)	1	6
Diesel future contract | Other Current Assets | Derivatives designed as hedging instruments
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	0	4
Liability Derivatives	0	0
Diesel future contract | Accounts payable accrued liabilities | Derivatives designed as hedging instruments
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	0	0
Liability Derivatives	3	0
Interest rate swaps | Derivatives designed as hedging instruments | Net interest expense
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	5	4	6
Amount of gain (loss) recognized in other comprehensive loss on derivatives
Interest rate swaps | Derivatives designed as hedging instruments | Other income and charges
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	2		6
Amount of gain (loss) recognized in other comprehensive loss on derivatives
Treasury rate locks | Derivatives designed as hedging instruments | Net interest expense
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income		(2)	(4)
Amount of gain (loss) recognized in other comprehensive loss on derivatives		2	4
Treasury rate locks | Derivatives not designated as hedging instruments | Net interest expense
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument			(1)
Amount of gain (loss) recognized in other comprehensive loss on derivatives
Total return swaps | Derivatives not designated as hedging instruments | Compensation and benefits
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	3	12	19
Amount of gain (loss) recognized in other comprehensive loss on derivatives
Total return swaps | Accounts payable accrued liabilities | Derivatives not designated as hedging instruments
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	0	0
Liability Derivatives	3	6
FX forward contracts | Derivatives designed as hedging instruments | Other income and charges
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	8	(1)
Amount of gain (loss) recognized in other comprehensive loss on derivatives		(1)
FX forward contracts | Derivatives not designated as hedging instruments | Other income and charges
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument			(23)
Amount of gain (loss) recognized in other comprehensive loss on derivatives
FX forward contracts | Other Assets | Derivatives designed as hedging instruments
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	6	0
Liability Derivatives	0	0
FX forward contracts | Other long-term liabilities | Derivatives designed as hedging instruments
Fair values derivatives instruments on the consolidated balance sheets
Asset Derivatives	0	0
Liability Derivatives	0	2
FX on LTD within net investment hedge | Other income and charges
Information on the effective and ineffective portions, before tax, of the company's net investment hedge
Ineffective portion recognized in income gain (loss)	0	3	(2)